1900 K Street, NW Washington, DC 20006 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com
ADAM T. TEUFEL adam.teufel@dechert.com +1 202 261 3464 Direct +1 202 261 3164 Fax

June 21, 2019

VIA EDGAR

Securities and Exchange Commission

100 F. Street, N.E.

Washington, DC 20549

Re:	PIMCO Dynamic Credit and Mortgage Income Fund (the “Fund”)
Registration Statement on Form N-2, File No. 811-22758

Ladies and Gentlemen,

On behalf of the Fund, transmitted herewith is a copy of the Fund’s Registration Statement on Form N-2, including exhibits, for filing under the Securities Act of 1933, as amended, and under the Investment Company Act of 1940, as amended (the “Registration Statement”).

This filing is for the registration of common shares of beneficial interest of the Fund, par value of $0.00001 per share for an aggregate maximum offering price not to exceed $1,000,000. The approximate date of the proposed public offering will be from time to time after the effective date of the Registration Statement.

If you have any questions relating to this filing, please do not hesitate to contact me at 202.261.3464.

Sincerely,

/s/ Adam T. Teufel

Adam T. Teufel